Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	BLUEPHOENIX SOLUTIONS LTD
Entity Central Index Key	0001029581
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	10,629,253
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,560	$ 3,997
Restricted cash	33
Trade accounts receivable, net (Note 12A1)	2,445	7,675
Other current assets (Note 12A2)	581	1,041
Assets held for sale (Note 13)	791
Total current assets	6,410	12,713
LONG TERM ASSETS:
Restricted cash		3,428
Property and equipment, net (Note 4)	562	1,021
Goodwill (Note 5)	12,501	14,238
Intangible assets and other, net (Note 6)	277	3,000
Total long term assets	13,340	21,687
Total assets	19,750	34,400
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	217	6,983
Accounts payable and accruals:
Trade acconts payable	1,256	3,403
Deferred revenue	712	739
Other current liabilities (Note 12A3)	950	3,272
Liabilities held for sale (Note 13)	467
Total current liabilities	3,602	14,397
LONG-TERM LIABILITIES:
Accrued severance pay, net (Note 7)	408	410
Loans from banks and others (Note 8)	281	3,945
Derivatives liabilities - warrants	370	53
Total long-term liabilities	1,059	4,408
Total liabilities	4,661	18,805
Equity (Note 10):
Share capital - ordinary shares of NIS 0.04 par value (authorized: December 31, 2012 - 17,500,000 ; December 31, 2011 - 10,000,000 shares ; issued: December 31, 2012 - 10,809,945; December 31, 2011 - 6,678,713 shares shares)	97	56
Additional paid-in capital	135,348	126,544
Accumulated other comprehensive loss	(1,537)	(1,537)
Accumulated deficit	(112,192)	(100,764)
Treasury shares - December 31, 2012 180,692 December 31, 2011 367,810 shares	(6,716)	(9,455)
BluePhoenix Shareholders' Equity	15,000	14,844
Noncontrolling interest	89	751
Total equity	15,089	15,595
Total liabilities and equity	$ 19,750	$ 34,400

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	17,500,000	10,000,000
Ordinary shares, shares issued	10,809,945	6,678,713
Treasury shares, shares	180,692	367,810

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 12B1):
Services	$ 10,103	$ 18,562	$ 34,036
Products	521	2,909	7,936
Total revenues	10,624	21,471	41,972
Cost of revenues:
Services	6,989	15,820	28,492
Products	63	142	256
Total cost of revenues	7,052	15,962	28,748
Gross profit	3,572	5,509	13,224
Research and development costs	691	3,056	5,175
Selling, general, and administrative expenses	8,685	15,717	26,767
Loss (Gain) on sales of subsidiaries and AppBuilder	(1,195)	4,063	3,989
Goodwill impairment		9,632	13,185
Operating loss	(4,609)	(26,959)	(35,892)
Financial expenses, net (Note 12B3)	5,358	1,121	802
Other income, net	(580)
Loss before taxes on income	(9,387)	(28,080)	(36,694)
Taxes on income (benefit)	221	3,272	(276)
Loss from continuing operation	(9,608)	(31,352)	(36,418)
Net loss from discontinued operation (Note 13)	1,469	1,115	1,731
Net loss	(11,077)	(32,467)	(38,149)
Net income attributable to noncontrolling interest	351	(91)	55
Net loss attributable to BluePhoenix	$ (11,428)	$ (32,376)	$ (38,204)
Net loss per share - basic and diluted:
From continued operation	$ (1.26)	$ (5.08)	$ (6.19)
From discontinued operation, basic and diluted	$ (0.19)	$ (0.18)	$ (0.3)
Attributable to the shareholders	(1.45)	(5.26)	(6.49)
Weighted average shares outstanding, basic and diluted	7,897	6,158	5,889

STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net loss	$ (11,428)	$ (32,376)	$ (38,204)
Other comprehensive income
Total comprehensive loss	(11,428)	(32,376)	(38,204)
Comprehensive income attributable to the non-controlling interests
Comprehensive loss attributable to BluePhoenix Shareholders	$ (11,428)	$ (32,376)	$ (38,204)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Cost of Company shares held by subsidiaries [Member]	Retained earnings (Accumulated deficit) [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 82,674	$ 52		$ 128,591	$ (1,641)	$ (15,240)	$ (30,184)	$ 1,096
Balance, shares at Dec. 31, 2009		5,805,778
Net loss	(38,149)						(38,204)	55
Reclassification adjustment to income on marketable securities	104				104
Stock-based compensation	1,506			1,506
Dividend to noncontrolling interest	(93)							(93)
Exercise of employees stock options and vested RSUs, shares
Vested RSUs				(3,196)		3,196
Vested RSUs, shares		124,270
Balance at Dec. 31, 2010	46,042	52		126,901	(1,537)	(12,044)	(68,388)	1,058
Balance, shares at Dec. 31, 2010		5,930,048
Net loss	(32,467)						(32,376)	(91)
Stock-based compensation	1,208			1,208
Dividend to noncontrolling interest	(216)							(216)
Exercise of employees stock options and vested RSUs, shares
Issuance of shares, net	1,028	4		1,024
Issuance of shares, net, shares		169,000
Vested RSUs				(2,589)		2,589
Vested RSUs, shares		211,930
Balance at Dec. 31, 2011	15,595	56		126,544	(1,537)	(9,455)	(100,764)	751
Balance, shares at Dec. 31, 2011	6,310,978	6,310,978
Exercise of warrants	282		[1]	282
Exercise of warrants, shares		76,758
Net loss	(11,077)						(11,428)	351
Stock-based compensation	1,702			1,702
Exercise of employees stock options and vested RSUs, shares
Sale of subsidiary	(1,013)							(1,013)
Conversions of loans and derivatives to equity, shares	9,600	3,678,392
Conversions of loans and derivatives to equity, value		36		9,564
Vested RSUs		5		(2,744)		2,739
Vested RSUs, shares		563,125
Balance at Dec. 31, 2012	$ 15,089	$ 97		$ 135,348	$ (1,537)	$ (6,716)	$ (112,192)	$ 89
Balance, shares at Dec. 31, 2012	10,629,253	10,629,253

[1]	Less than $1 thousand.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,077)	$ (32,467)	$ (38,149)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,867	4,332	7,805
Goodwill impairment		9,632	13,185
Decrease in accrued severance pay, net	(32)	(874)	(24)
Loss on sale of property and equipment	12	18
Stock - based compensation	1,702	1,208	1,506
Change in fair value of warrants and discount amortization	4,869	(45)	(1,574)
Loss (gain) on sale of subsidiaries and Appbuilder	(426)	4,063	3,989
Deferred income taxes		2,791	(87)
Changes in operating assets and liabilities:
Reclassification adjustment to income on marketable securities			104
Decrease in trade receivables, net	611	5,780	6,990
Decrease (increase) in other current assets	(676)	948	442
Decrease in trade payables	(1,268)	(1,723)	(858)
Increase (decrease) in other accounts payable and deferred revenues	126	(2,052)	(945)
Net cash used in operating activities	(4,292)	(8,389)	(7,616)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	4,077	(3,428)
Purchase of property and equipment	(111)	(301)	(358)
Proceeds from sale of property and equipment	50	32
Proceeds from sale of marketable securities			107
Additional consideration for previously acquired subsidiaries and activities		(1,163)	(1,925)
Proceeds from sale of subsidiary and Appbuilder (Appendix B)	3,959	8,586	1,234
Investment in newly-consolidated subsidiaries and purchase of newly-activity (Appendix A)			(702)
Net cash provided by (used in) investing activities	7,975	3,726	(1,644)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	(1,687)	(2,156)	3,420
Repayment of long-term loans	(3,553)	(2,265)	(5,100)
Receipt of long-term loans		1,002	1,000
Dividend paid to noncontrolling interest		(216)	(93)
Exercise of warrants	120
Net cash used financing activities	(5,120)	(3,635)	(773)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,437)	(8,298)	(10,033)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,997	12,295	22,328
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,560	3,997	12,295
Cash paid during the year for:
Income taxes	85	348	463
Interest	314	823	1,195
APPENDIX A - INVESTMENT IN NEWLY-CONSOLIDATED SUBSIDIARIES AND PURCHASE OF ACTIVITY:
Goodwill			(395)
Customer relations intangible asset			(307)
Net cash used in acquisition			(702)
APPENDIX B - PROCEEDS FROM SALE OF SUBSIDIARY AND APPBUILDER:
Working capital, other than cash	1,340	(1,140)	1,103
Long term receivables			(445)
Investment in and loans to affiliated Company			147
Property and equipment	79		43
Intangible assets	377	470	2,143
Goodwill	1,737	13,099	2,232
Loss on sale of subsidiaries and AppBuilder	426	(4,063)	(3,989)
Total	3,959	8,366	1,234
Deferred consideration related to the ASNA's sale.		220
Total	3,959	8,586	1,234
APPENDIX C - NON-CASH ACTIVITIES:
Investment in subsidiaries			4,746
Conversion of loan and derivative to equity	$ 9,600

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1 - Summary of Significant Accounting Policies:
A.	General:
The significant accounting policies, applied on a consistent basis, are as follows:
1.	The Company:
BluePhoenix Solutions Ltd. ("BluePhoenix") (together with its subsidiaries, the "Company" or "we") is an Israeli corporation, which operates in one operating segment of information technology ("IT") modernization solutions.
The Company develops and markets unique enterprise legacy lifecycle IT modernization solutions and provides tools and professional services to selected customers. The Company manages its business in various international markets through several entities, including its wholly-owned subsidiaries located in: USA, UK, Italy,Romania and Israel.
2.	Accounting Principles:
The consolidated financial statements are prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America.

3.	Functional Currency:
The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar ("dollar"). In addition, a substantial portion of the Company's revenues and costs are incurred in dollars. Thus, the functional and reporting currency of the Company is considered to be the dollar. The functional currency of all subs is the US dollar therefore there is no unrealized gain/loss.
The Company follows FASB ASC Topic 830 "Foreign Currency Matters" ("ASC 830") and accordingly non monetary transactions denominated in currencies other than the dollar are measured and recorded in dollar at the exchange rates prevailing at transaction date. Monetary assets and liabilities denominated in currencies other than the dollar are translated at the exchange rate on the balance sheet date. Transaction gain or losses on foreign currency translation are recorded in consolidated statement of operations.

4.	Use of Estimates and Assumptions in the Preparation of the Financial Statements:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
B.	Principles of Consolidation:
The consolidated financial statements include the accounts of BluePhoenix and its subsidiaries in which it has a controlling interest. Acquisition of subsidiaries is accounted for under the acquisition method. All intercompany balances and transactions have been eliminated upon consolidation. Noncontrolling interests are included in equity.

C.	Cash and Cash Equivalents:
Cash equivalents are considered by the Company to be highly-liquid investments, including inter-alia, short-term deposits with banks, of which do not exceed maturities of three months at the time of deposit and which are not restricted.

D.	Restricted Deposit:
As of December 31, 2012, the Company's balance sheet includes $33 thousand of restricted deposit, which was used as temporary collateral for the Company's Long term letters of credit. These funds were segregated from the Company's operating cash.

E.	Allowance for Doubtful Accounts:
The Company establishes an allowance for doubtful accounts to ensure trade and financing receivables are not overstated due to uncollectability. The allowance for doubtful accounts was based on specific receivables, which their collection, in the opinion of Company's management, is in doubt. Trade receivables are charged off in the period in which they are deemed to be uncollectible.

F.	Property and Equipment, Net:
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over their estimated useful lives. Annual rates of depreciation are as follows:
%

Computers and peripheral equipment	20-33 (mainly 33)
Office furniture and equipment	6-15 (mainly 7)
Leasehold improvements	Over the shorter of lease term or the life of the assets
Motor vehicles	15

G.	Impairment of Long-Lived Assets:
The Company evaluates property and equipment and purchased intangible assets with definite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flow and recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the asset plus the net proceeds expected from disposition of the asset, if any, are less than the
Carrying value of the asset. When the Company identifies an impairment, it reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. During the years ending December 31, 2012, 2011 and 2010 no impairments have been identified.

H.	Goodwill and other purchased intangible assets:
Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

Goodwill is not amortized, but rather is subject to an annual impairment test. The Company performs an annually impairment test, or more frequently if impairment indicators are present.
Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives of between 5 to 12 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the assets is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset (see also Note 1G).
The Company is one operating segment and one reporting unit related to its overall IT modernization .The goodwill impairment tests are conducted in two steps. In the first step, the Company determines the fair value of the reporting unit. If the net book value of the reporting unit exceeds its fair value, the Company would then perform the second step of the impairment test which requires allocation of the reporting unit's fair value of all of its assets and liabilities in a manner similar to an acquisition cost allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

In 2012, the company determined the fair value of a reporting unit using the market approach which is based on the market capitalization by using the share price of the Company in the NASDAQ stock exchange and an appropriate control premium. As of December 31, 2012 market capitalization of the Company was significantly higher than the net book value of the reporting unit and therefore there was no need to continue to step 2.
Prior to 2012, the Company utilized the discounted cash flow model, as it believed it was an approach that best approximated its fair value at that time. The Company has corroborated the fair values using the Market Approach. Judgments and assumptions related to revenue, gross profit, operating expenses, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. Additionally, the Company evaluated the reasonableness of the estimated fair value of its reporting unit by reconciling to its market capitalization. This reconciliation allowed the Company to consider market expectations in corroborating the reasonableness of the fair value of the reporting unit.

In 2011, step one of the assessment resulted at the carrying value of the IT modernization reporting unit exceeds its fair value. As described in the preceding paragraphs, the second step was performed by allocating the reporting unit's fair value to all of its assets and liabilities, with any residual fair value being allocated to goodwill. The Company determined that the carrying value of goodwill should be impaired. As a result, the Company recorded a non-cash goodwill impairment charge of $9.6 million in 2011 . The reconciliation to the market capitalization resulted that there was no material difference (approximately 2.9%) between the fair value of the reporting unit and its market capitalization as of December 31, 2011.

In determining gain or loss on disposal of a portion of the Appbuilder technology in 2011 the amount of goodwill that was included in that carrying amount of the disposed reporting unit was based on the relative fair values of the disposed business and the portion of the reporting unit that was retained.

I.	Research and Development Costs:
Research and development costs are charged to the statement of income as incurred. ASC No. 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.
Based on the Company's product development process, technological feasibility is established upon detailed program design is completed and verified. Costs incurred by the Company between completion of detailed program design and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

J.	Stock-based Compensation:
In the past three years, majority of the awards were of restricted stock units ("RSUs"). RSU's are valued based on the market value of the underlying stock at the date of grant. The Company measures and recognizes compensation expense with respect to option based awards on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires that the Company makes several estimates, including the option's expected life and the price volatility of the Underlying stock.
The Company recognizes the estimated fair value of option-based awards and RSUs, net of estimated Forfeitures, as stock-based compensation costs using the straight line method.
For the years ended December 31, 2012, 2011 and 2010, the Company recorded stock-based and RSUs compensation costs in the amount of $1,702, $1,208 and $1,506 thousand, respectively. On December 31, 2012, the total unrecognized stock-based and RSUs compensation costs amounted to $618 thousand, and are expected to be recognized over of the next 3 years.

K.	Revenue Recognition:
Revenues derived from direct software license agreements are recognized in accordance with FASB ASC Topic 985 "Software" ("ASC 985"), upon delivery of the software, when collection is probable, the license fee is otherwise fixed or determinable and persuasive evidence of an arrangement exists.

In most cases the company sells software on a stand along basic. The arrangements that include multiple elements are usually arrangements where the Company sells software products and Post Contract Support (PCS).For multiple elements arrangements, ASC 985 requires that the fair value of each component in a multiple element arrangement will be determined based on the vendor's specific objective evidence (VSOE) for that element, and revenue is allocated to each component based on its fair value. ASC 985 requires that revenue be recognized under the "residual method" when VSOE does not exist for all the delivered elements, VSOE of fair value exists for all undelivered elements, and all other accounting standards criteria are met. The specific objective evidence for the PCS is established by the price charged on PCS renewals. The Company recognizes revenues from consulting fees based on the number of hours performed. In some of the agreements with the Company's customers, the customers have the right to receive unspecified upgrades on an if-and-when available basis (the Company does not provide specific upgrades). These upgrades are considered PCS. Revenues allocated to the PCS are recognized ratably over the term of the PCS.
When a project involves significant production, modification or customization of software, revenue is recognized according to the percentage of completion method in accordance with the provisions of FASB ASC Topic 605-35-25. Under this method, estimated revenue is generally accrued based on costs incurred to date, as a percentage of total updated estimated costs. The Company recognizes contract losses, if any, in the period in which they first become evident. There are no rights of return, price protection or similar contingencies in the Company's contracts.
On December 31, 2012, approximately $786 thousand (on December 31, 2011: $1.6 million) of the accounts receivable balance was unbilled due to the customers payment terms. The Company presents revenues from products and revenues from services in separate line items.
The product revenues line item includes revenues generated from (i) standalone software products and (ii) software products that were included in multiple-element arrangements and were separated pursuant to ASC 985 as aforementioned. In the services revenue line item, the Company included (i) revenues generated from standalone consulting services, (ii) revenues generated from stand alone post contract support ("PCS"), (iii) revenues accounted for pursuant to ASC 605-35-25 and (iv) revenues generated from PCS included in multiple-element arrangement and were separated pursuant to ASC 985 as aforementioned.
Tax collected from customers and remitted to governments authorities (including VAT) are presented in income statement on a net basis.
L.	Advertising Costs:
The Company expenses advertising costs as incurred. Advertising costs for the years ended December 31, 2012, 2011 and 2010, were $10, $36 and $94 thousand, respectively.

M.	Income Taxes:
Deferred taxes are determined utilizing the "asset and liability" method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it's more likely than not that deferred tax assets will not be realized in the foreseeable future. Deferred tax liabilities and assets are classified as current or non-current based on the expected reversal dates of the specific temporary differences. The Company adopted ASC Topic 740-10-05, Income Tax, , which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company's policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.
N.	Earnings (loss) Per Share:
Earnings (loss) per share ("EPS") were computed in accordance with FASB ASC Topic 260, "Earnings Per Share" (ASC 260). ASC 260 requires the presentation of both basic and diluted EPS.
Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year (fully vested RSUs), net of treasury shares. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year (see also Note 12C). Since the Company incurred net loss during the periods presented, no diluted EPS was presented as all the dilutive potential ordinary shares were anti-dilutive.

O.	Financial Instruments:
1.	Concentration of credit risks:
Financial instruments that have the potential to expose the Company to credit risks are mainly cash and cash equivalents, bank deposit accounts, and trade receivables.
The Company holds cash and cash equivalents, and deposit accounts at large banks in Israel, the United States, and Europe, thereby substantially reducing the risk of loss.
With respect to trade receivables, the risk is limited due to the geographically spreading, nature and size of the entities that constitute the Company's customer base. The Company assesses the financial position of its customers prior to the engagement with them.
The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.
2.	Fair value measurement:
The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:
Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.
In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the etent possible and considers counterparty credit risk in its assessment of fair value.
P.	Comprehensive Income:
Comprehensive income, net of related taxes where applicable, includes, only net income.

Q.	Derivative Instruments:
The Company uses foreign currency options, forward exchange contracts to assist in managing financial risks in order to minimize the currency exposure on identifiable assets and liabilities in currencies other than the functional currency. The Company does not use derivative financial instruments for speculative purposes. These instruments are recognized at fair value, with all changes in fair value recorded in current period earnings, as these transactions have not been designated by management as hedging instruments. The net loss recognized in earnings during 2012, representing the derivative instruments was $4 thousand (in 2011 and 2010: loss of $323 thousand and $288 thousand, respectively).
As of December 31, 2012 and 2011, the Company do not have open forward and option exchange contracts.
The cash flows associated with the derivative are reflected as cash flows from operating activity in the statement of cash flows.

R.	Treasury Shares:
In the past, the Company repurchased its ordinary shares from time to time on the open market and they are currently held as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.
When treasury shares are used as consideration for share based payment the reduction is based on average purchase cost.

S.	Transfers of Financial Assets:
FASB ASC Topic 860 "Transfers and Servicing" ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the sale of receivables to financial institution.

In 2012, the Company did not sell trade receivables to financial institutions. In 2011, the Company sold trade receivables to financial institution in a total amount of $9 million, at an average annual rate of Libor plus 4% or Prime plus 1.5% as applicable. Control and risk of those trade receivables were fully transferred and accounted for as a sale in accordance with ASC 860. The agreements, pursuant to which the Company used to sell its trade receivables, were structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (vi) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

T.	Reclassifications:
Certain comparative figures have been reclassified to conform to the current year presentation. The Company has reclassified the operations of its discontinued operations associated with Liacom and BridgeQuest in the consolidated statements for the year ended December 31, 2011 and 2010.
U.	Derivative Liabilities - Warrants:
In connection with , determining whether an instrument (or embedded feature) is indexed to an Entity's own stock, "ASC 815-40-15,(formerly EITF 07-05), the Company determined that the warrants issued at several occasions (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company's own stock and therefore should be recorded as a derivative financial liability for pursuant FASB ASC Topic 815 "Derivative and Hedging" (ASC 815-40-25). see also note 10A3
V.	Contingent Assets:
The company's accounting policy is to recognize the contingent consideration in earnings only following the contingency is being resolved in accordance with ASC 450.
W.	Recently Issued Accounting Pronouncements:
In February 2013 the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. Its adoption of ASU 2013-02 is not expected to have any material impact on its consolidated financial statements.
In July 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update 2012-02, "Intangibles-Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment," which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. The Company believes that the adoption of this standard will not have a material impact on its consolidated statements.
In December 2011, the FASB issued Accounting Standard Update No. 2011-11, "Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." The Company believes that the adoption of both the standard and the update will not an impact on the Company's consolidated financial statements.

Certain Transactions	12 Months Ended
Dec. 31, 2012
Certain Transactions [Abstract]
Certain Transactions
Note 2 - Certain Transactions:
In order to enhance the Company's solutions and services portfolio, the Company has invested in certain complementary businesses.

A.	Conversion of loans:
On March 19, 2012, the Company entered into a series of agreements that became effective on May 4, 2012 with three of the Company's shareholders: Lake Union, Prescott and Columbia, or the three shareholders, which include the following:
An Assignment and Assumption Agreement pursuant to which the rights and obligations of the lenders with respect to a $5 million loan granted to us in April 2011 and was due in May 2012, by a financial institution and other lenders, were purchased by the three shareholders in equal shares, subject to certain terms and conditions that will be effective following May 2012:

•	Due date on May 1, 2014 with a principal of 5 $ million and a quarterly interest rate of 6% per annum.
•
Accrued interest can be converted every three months either by the lenders or by the company into the company's ordinary shares. Upon conversion of the accrued interest, the number of shares will be determined according to the lower of 20-day volume weighted average price per share (three trading-days prior to the payment date- every quarter) or $3 per share.

•
Principal and accrued interest can be converted only by the lenders into the company's ordinary shares within 120 days of the closing date, upon conversion, the number of shares will be determined according to the lower of 30-day volume weighted average price per share (three trading-days prior to the closing date) and $3 per share.

•
Following 120 days in case of no conversion of the principal, the lenders will be entitled to the issuance of 18.7% of the Company's outstanding share capital as of the date of issuance. Following 120 days in case of no conversion of the principle the conversion rate will be changed, and the number of shares upon conversion will be based only on a price of $3 per share.

In addition, the three shareholders provided to us a $500 thousand bridge loan for one year bearing nominal interest of 7% per annum. The principal and the accrued interest can be converted into shares according to the lower of 30-day volume weighted average price per share prior to closing or 3$ per share.
The company concluded that the conversion option is to be bifurcated and accounted for as an embedded derivative. The fair value of the derivative upon closing amounted to $3.7 million.

During the second quarter of 2012 the three shareholders exercised their conversion right with respect to the two loans as abovementioned (within the 120 days period), and accordingly, the Company issued to Lake Union 1,221,027 ordinary shares, to Prescott 1,230,820 ordinary shares and to Columbia 1,226,545 ordinary shares based on the $1.56 per share which is the 30-day volume weighted average price per share prior to closing. Upon conversion the principal and accrued interest net of discount and the derivative amounted to $9.6 million were classified to equity.

An additional loans of up to $1.5 million bearing an interest at a rate of 8% per annum, could be extended by the three shareholders until April 3, 2013 including conversion rights, insofar as so mutually agreed by the parties.
The company filed a registration statement on Form F-3 to cover the resale of the ordinary shares issued upon conversion of the abovementioned loans and interest accrued thereon. The registration statement became affective in February 2013.
B.	Sale of Liacom:
In May 2012, the Company completed the sale of its entire 51% share holdings in Liacom Systems Ltd, for an aggregate consideration of $1.75 million. This sale was part of the Company strategic plan to focus on the legacy modernization business. The proceeds from the sale were used to repay loans. Liacom met the definition of a component. Accordingly, the results of operations in the statement of operations and prior periods results have been reclassified accordingly ( see also Note 13). As part of the sale, the company realized a goodwill amounted to - $1.3 million based on the relative fair value of Liacom and the portion of the reported unit to be retained. The capital loss recorded upon sale of Liacom amounted to $703 thousands.

C.	Sale of KMS and TIS:
In June, 2012, the company sold its holdings in BluePhoenix Knowledge Management Systems Ltd ("KMS"), for a consideration of $550 thousand. As a result the company recorded a loss of $1,123 thousand.As part of the loss recognized from the sale, the company realized a goodwill amounted to - $391 thousand based on the relative fair value of KMS and the portion of the reported unit to be retained.
In March 2012, as part of terminating the Company business in Cyprus, the Company sold the holdings in TIS together with our holdings in another subsidiary in Cyprus for a consideration of $72 thousand. As a result, the company recorded a capital loss of $30 thousand.

D.	Sale of AppBuilder Technology:
In December 2011, the Company entered into an agreement with Magic Software Enterprises Ltd., pursuant to which we sold to Magic our AppBuilder technology. The net consideration for the AppBuilder was $12.5 million, of which approximately $3.8 million was deposited in escrow. The release of the escrow funds is subject to the fulfillment of certain conditions and therefore has not recorded as an asset (See also Note 1V). During 2012 and 2013, $2.7 million and $ 1 million were released from the escrow.
As part of the loss recognized from the sale, in 2011, the company realized a goodwill impairment at an amount of $13.1 million based on the relative fair value of AppBuilder and the portion of the reported unit to be retained.
E.	Amalgamated Software North America (ASNA):
In December 2010, the Company sold its holdings in ASNA, including the holding interest in a Spanish affiliated company, for a consideration of $2.0 million, $1.5 million of which were paid to the Company in December 2010 and the remaining $500,000 had to be paid in December 2012. In December 2011, the Company reached an agreement with the buyer pursuant to which the second payment of $500,000 was reduced to $420,000 and was paid earlier in two installments, in December 2011 and January 2012. As a result of the sale in 2010, the Company recorded a loss of approximately of $4 million presented in operating income.

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement
Note 3 - Fair Value Measurement:
Items carried at fair value as of December 31, 2012 and 2011 are classified in the table below in one of the three categories described in Note 1O2.

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$2,560	$-	$-	$2,560
Restricted cash	33	-	-	33
Derivatives liabilities - warrants	-	(370)	-	(370)
Goodwill *	-	-	12,501	12,501

	$2,593	$(370)	$12,501	$14,724
	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$3,997	$-	$-	$3,997
Restricted cash	3,428	-	-	3,428
Derivatives liabilities - warrants	-	(53)	-	(53)
Goodwill *	-	-	14,238	14,238

	$7,425	$(53)	$14,238	$21,610
* As to relevant inputs- see Note 1H
The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.
	Year ended December 31,
	2012	2011
	(in thousands)

Carrying value as of January 1	$14,238	$36,969
Sale of subsidiaries	(1,737)	-
Amount realized due the sale of Appbuilder	-	(13,099)
Goodwill impairment	-	(9,632)

Carrying value as of December 31	$12,501	$14,238

The Company's financial instruments consist mainly of cash and cash equivalents, current receivables, short-term credit, accounts payable and accruals and long-term loans .The fair value of the financial instruments is included in working capital and approximates their carrying values. The fair value of long-term bank loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Property and Equipment, Net
Note 4 - Property and Equipment, Net:
Composition of property and equipment, grouped by major classifications:
	December 31,
	2012	2011
	(in thousands)
Cost:
Computers and peripheral equipment	$8,604	$10,150
Office furniture and equipment	611	842
Leasehold improvements	465	534
Motor vehicles	56	204

	9,736	11,730

Accumulated Depreciation:
Computers and peripheral equipment	8,243	9,512
Office furniture and equipment	474	636
Leasehold improvements	429	457
Motor vehicles	28	104

	9,174	10,709

Depreciation cost	$562	$1,021
Depreciation expenses totaled $276, $539, and $737 thousand for the years ended December 31, 2012, 2011, and 2010, respectively.

Discontinued operation includes depreciation expenses totaled $59, $60 and $66 thousands for the years ended December 31, 2012, 2011, and 2010, respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
Note 5 - Goodwill:
The change in the carrying amount of goodwill for the years ended December 31, 2012 and 2011, is as follows:
	2012	2011
	(in thousands)
Balance as of January 1.
Goodwill	$56,053	$69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(32,183)

	14,238	36,969
Goodwill related to sale of Subsidiaries	(1,737)	-
Goodwill related to sale of AppBuilder	-	(13,099)
Goodwill impairment	-	(9,632)

Balance as of December 31
Goodwill	54,316	56,053
Accumulated impairment losses at the end of the period	(41,815)	(41,815)

	$12,501	$14,238

Intangible Assets and Others, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets and Others, Net [Abstract]
Intangible Assets and Others, Net
Note 6 - Intangible Assets and Others, Net:
Composition:
	Useful	December 31,
	life	2012	2011
	years	(in thousands)
Original amount:
Technology	5	$46,266	$47,110
Customer related intangible assets	5-8	4,968	5,316

		51,234	52,426
Accumulated amortization:
Technology		46,239	45,202
Customer related intangible assets		4,718	4,224

		50,957	49,426

		$277	$3,000

The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2012, is as follows:
(in thousands)

2013	192
2014	85

$277

*	Amortization of intangible assets amounted to $1,532, $3,733 and $7,002 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

Accrued Severance Pay, Net	12 Months Ended
Dec. 31, 2012
Accrued Severance Pay, Net [Abstract]
Accrued Severance Pay, Net
Note 7 - Accrued Severance Pay, Net:
A.	Accrued Liability:
The Company is liable for severance pay to its employees pursuant to the applicable local laws prevailing in the respective countries of employment and employment agreements. For Israeli employees, the liability is partially covered by individual managers' insurance policies under the name of the employee, for which the Company makes monthly payments. The Company may make withdrawals from the managers' insurance policies only for the purpose of paying severance pay.
The amounts accrued and the amounts funded with managers' insurance policies are as follows:
	December 31,
	2012	2011
	(in thousands)

Accrued severance pay	$1,150	$3,446
Less - amount funded	742	3,036

	$408	$410
B.	Expenses:
The expenses related to severance pay for the years ended December 31, 2012, 2011 and 2010, were $310, $544 and $606 thousand, respectively.
Discontinued operation includes expenses related to severance pay for the years ended December 31, 2012 2011, and 2010, that were $183, $302 and $356 thousand, respectively.

Loans from Banks and Others	12 Months Ended
Dec. 31, 2012
Loans from Banks and Others [Abstract]
Loans from Banks and Others
Note 8 - Loans from Banks and Others:
A.	Short Term Loans:
In April 2011, the Company entered into a loan agreement with a financial institution and other lenders, referred to collectively as the lenders, pursuant to which the Company borrowed from the lenders $5 million, due within one year and bearing interest at a rate of 3.25% per annum, and an increased interest rate in case of non-compliance with the Company's obligations to the lenders under the loan agreement.
The maturity date of the loan was in May 2012. In consideration for the loan, the Company issued to the lenders 169,000 ordinary shares of the Company. The shares were issued under Regulation S and were subject to a lock-up period of 90 days from the date of issuance.
In accordance with ASC 470 "Debt" the Company allocated the total proceeds between the loan and the shares based on their relative fair value at the closing date. The discount arose from this allocation amounted to $1 million at the closing and was amortized using the interest method over the term of loan. As of December 31, 2011, the unamortized discount amounted to $0.3 million. The principal of $5 million less the unamortized discount were presented on a Net basis as short term bank credit.
As to the assignment of the loan in March 2012 to the Company's shareholders - see Note 2A.
There is no balance account associated with the loan as of December 31, 2012.
B.	Long Term Loans from Banks and other
Composition:
			December 31,
			2012	2011
	*Average Interest rate as of December 31, 2012	Linkage	Total long-term liabilities net of current portion
	%	Basis	(in thousands)

Ministry of Production in Italy (Note 9 A4)	0.87	€	210	245
Due to Banks	Libor + 4.4	$	288	5,693
Less - current portion			(217)	(1,993)

			$281	$3,945

* The interest is paid on a quarterly basis.

C. Long-term Loans from Banks and Other are due as follows:
	December 31,
	2012	2011
	(in thousands)

First year (current portion)	$217	$1,993
Second year	121	2,495
Third year	39	1,316
Fourth year and thereafter	121	134

Total	$498	$5,938

D.	As of December 31, 2012, the Company committed to certain covenants related to its operation such as:
a)	maintaining a minimum level of shareholders' equity of no less than 40% of total assets, provided however that such amount does not fall below $13 million;
b)	maintaining a minimum level of tangible shareholders' equity not to exceed a deficit of $4 million;
c)	maintaining a cash and cash equivalents balance of $2 million;
d)	maintaining a level of EBITDA in four sequential quarters of no less than $1 million;
e)	maintaining maximum amount of financial debt (excluding the loan from third parties described above) of no more than 30% of our total assets;
f)	maintaining a ratio of bank liabilities to the total balance of AR, cash and cash equivalents and bank guarantees that were given for credit assurance, of no more than 40%; and
g)	maintaining maximum balance of sold receivables of not more than $ 3 million.
As of December 31, 2012, the Company met all of its covenants to the banks .

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 9 - Commitments and Contingencies:
A.	Commitments:
1.
Lease. The Company rents its offices, vehicles and, other equipment under various operating lease agreements. Rent expenses for the years ended December 31, 2012, 2011 and 2010 were $760 thousand, $1.6 million and $2.3 million, respectively. Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2012 were as follows:

	Office Facilities	Vehicles, Equipment, and Other
	(in thousands)
Fiscal 2013	$156	$101
Fiscal 2014	156	58
Fiscal 2015	104	6
Fiscal 2016	-	-

	$416	$165

2.
Chief Scientist. One of the Company's subsidiaries has entered into an agreement with the OCS; this subsidiary is obliged to pay royalties to the OCS at a rate of 3% on sales of the funded products, up to 100% of the dollar-linked grant received in respect of these products from the OCS. As of December 31, 2012, the contingent liability that was not recognized amounted to $235 thousand.

3.
Ministry of Production in Italy. In July 2007, the Company's subsidiary, I-Ter, received an amount of $585,000 from the Ministry of Production in Italy for I-Ter's Easy4Plan product. Easy4Plan is a workflow management tool designed for ISO9000 companies. 36.5% of the funds received constitute a grant, and the remaining 63.5%, is a 10-year loan to be repaid by I-Ter in annual installments until September 2018. The loan bears a minimal annual interest of 0.87% and is linked to the euro. As of December 31,2012 the remaining loan balance was $210 thousand.

B.	Contingencies:
1.
The Company evaluates estimated losses for indemnifications due to product infringement under FASB Topic ASC 450 "Contingencies". At this time, it is not possible to determine the maximum potential amount under these indemnification clauses due to lack of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. Such indemnification agreements may not be subject to maximum loss clauses. Historically, the Company has not incurred material costs as a result of obligations under these agreements and has not accrued any liabilities related to such indemnification obligations in the Company's financial statements.

Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity
Note 10 - Equity:
A.	Share Capital:
1.
On January 31, 1997, the Company's ordinary shares were first offered in an initial public offering. Since this transaction, the Company's shares have been traded in the United States on the NASDAQ Global Market. Their current symbol is "BPHX."
In January 2001, the Company's ordinary shares were listed for trading on the Tel-Aviv stock Exchange under the "Dual Listing" arrangement. On September 11, 2012, the Company reported the voluntary delisting of its ordinary shares from trading on the Tel Aviv Stock Exchange, which delisting became effective on December 13, 2012.
Ordinary shares confer upon their holders the rights to receive notice to participate and vote in general meeting of the Company, and the right to receive dividends if declared. In 2009, the Company's board of directors and shareholders approved the increase of the authorized share capital to NIS40,000,000 comprised of 40,000,000 ordinary shares of NIS 0.01 par value each. On December 28, 2011, the Company executed a one-for-four reverse split of its ordinary shares, resulting in a decrease of the number of authorized ordinary shares from 40,000,000 to 10,000,000, a decrease of the number of the Company's outstanding ordinary shares from 25,243,610 to 6,310,903 and an increase of the par value per ordinary share from NIS 0.01 to NIS 0.04. The reverse share split was executed in order to regain compliance with NASDAQ's minimum bid price requirement of $1.00 per Share. All references in the financial statements to the number of shares outstanding and authorized, per-share amounts, treasury shares purchased in previous years, and stock option and warrants data of the Company's common stock have been restated to reflect the effect of the stock split for all periods presented. In 2012, the authorized number of shares was increased from 10,000,000 to 17,500,000 shares.

2.
As of December 31,2012, the Company holds a total of 180,692 of its shares in a total consideration of $6.7 million (as of December 31, 2011 the Company held a total of 367,810 of its shares in a total consideration of $9.5 million). All of the Company's ordinary shares have equal voting rights. However, under applicable Israeli law, the shares held by the Company have no voting rights and, therefore, are excluded from the number of its outstanding shares. Since 2010, the Company uses these treasury shares for the issuance of shares pursuant to exercise of options and vested RSUs to meet the Company's common stock requirements for its stock benefit plans. In March 2008, the board of directors approved two buy-back programs. Under the buy-back programs, the Company may purchase its shares from time to time, subject to market conditions and other relevant factors affecting the Company. In 2009, the Company repurchased 11,249 of its shares for an aggregate amount of $1.7 million under the buy-back programs

3.	Derivative liability- warrants:
As part of a private placement transaction of shares and warrants in 2009, the Company has warrants to purchase 127,928 ordinary shares outstanding, as of December 31, 2012 (in 2011- warrants to purchase 204,686 ordinary shares) with an exercise price of $1.5. The warrants are exercisable during a 5-year period from October 2009. As a result of anti-dilution protection, the warrants were not considered indexed to the Company's own stock and (ratchet down of exercise price based upon lower exercise price in future offerings), and therefore recorded at issuance date as a derivative financial liability pursuant to FASB ASC Topic 815 " Derivative and Hedging" (ASC 815-40-25). The Company measured the fair value of the outstanding warrants at issuance and at the balance sheet date using a Black-Scholes valuation model. The fair value of these warrants as of December 31, 2012 amounted to $370 thousand.
B.	Share Options:
1.	Employee Share Option Plans:
Stock-based compensation plans comprise employee stock option plans and restricted stock units ("RSUs") to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company.
As of December 31, 2012, the Company has two share-based compensation plans: (a) the 1996 Share Option Plan, and (b) the 2007 Award Plan. Both plans are described below. The compensation costs that were charged to income for those plans amounted to $1.7 million, $1.2 million and $1.5 million for 2012 and 2011 and 2010, respectively.
In 1996, the Company adopted two option plans (the 1996 Share Option Plan). One of these option plans was terminated after all options granted under it were exercised. Pursuant to the other 1996 option plan, as amended, the Company reserved 1,050,000 ordinary shares for issuance to directors, officers, consultants and employees of the Company and its subsidiaries. The exercise price of the options granted under the 1996 option plan ranges from $1.8 to $24. As of December 31, 2012, 122,696 stock options remain available for future awards.
Under the 1996 option plan, unless determined otherwise by the board, options vest over a three to four years period from the date of grant and expire 10 years after grant date. Unvested options are forfeited 30-90 days following termination of employment. Any options that are forfeited before expiration become available for future grants.
The following table summarizes information about share options outstanding and exercisable as of December 31, 2012:

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2012	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2012	Exercise Price
	Years		$

300,000	9.32	75,002	1.80
6,250	6.60	6,250	10.16
6,250	7.25	4,167	10.20
12,500	6.60	8,332	11.08
15,222	0.50	15,222	12.00
8,600	3.00	8,600	20.00
2,464	1.42	2,464	24.00

351,286		120,037

Data related to the share option plan as of December 31, 2012, 2011 and 2010 and changes during the years ended on those dates are as follows:
	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		$		$		$
Options outstanding at beginning of year	283,117	13.4	309,995	13.77	334,408	15.40

Changes during the year:
Granted	300,000	1.8	19,700	7.91	48,750	10.64
Exercised	-		-		-
Forfeited	(231,830)	13.40	(46,578)	13.69	(73,163)	19.20

Options outstanding at end of year	351,287		283,117		309,995

Options exercisable at year-end	120,037		245,504		260,829

Weighted-average fair value of options granted during the year*	1.13		4.76		6.68
*
The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2012 -70%; 2011 - 69%; risk-free interest rate: 2012 - 1.44%; 2011 - 2.21%, and expected life: 2012 - 6.5 years; 2011 - 6.5 years.
As of December 31, 2012, the intrinsic value for outstanding options was 747 thousand (no intrinsic value in December 31, 2011). There were no exercise of options in 2012 and 2011.
The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividends payouts and may be subject to change in the future.

The Company uses historical volatility in accordance with FASB ASC Topic 718, "Compensation - stock compensation". The computation of volatility uses historical volatility derived from the Company's exchange-traded shares.
The risk-free interest assumption is the implied yield currently available on U.S. Treasury zero-coupon bonds, issued with a remaining term equal to the expected life term of the Company's options.
Pre-vesting rates forfeitures are approximately 15% and were estimated based on pre-vesting for feature experience.
The Company uses the simplified method to compute the expected option term for options granted.

2. Restricted Share Units (RSU):
In 2007, the Company adopted the 2007 Award Plan (RSU plan). Under the RSU plan, as amended, the Company granted in 2012 and 2011, 788,714 and 68,342 RSUs, respectively. Under the RSU plan, unless determine otherwise by the board of directors, RSUs vest over a three years period from the date of the grant. Approved for immediate vesting on grant date were 367,712 and 20,895 RSUs in 2012 and 2011, respectively,
Data related to the restricted share units as of December 31, 2012 and 2011 and changes during the year were as follows:
	Year ended December 31,
	2012	2011

RSUs outstanding at the beginning of the year	57,497	202,702
Changes during the year:
Granted *	788,714	68,342
Vested	(563,125)	(211,855)
Forfeited	(90,163)	(1,692)

RSUs outstanding at the end of the year	192,923	57,497

Weighted Average fair value at grant date	$2.57	$7.12

*
The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.

C.	Dividends:
The Company has not paid any cash dividends on its ordinary shares in the past and does not expect to pay cash dividends on its ordinary shares in the foreseeable future.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Income taxes
Note 11 - Income taxes:
A.	Basis of taxation:
The Company and its subsidiaries are subject to tax in many jurisdictions and a certain degree of estimation is required in recording the assets and liabilities related to income taxes. The Company believes that its accruals for tax liabilities are adequate for all open years. The Company considers various factors in making these assessments, including past history, recent interpretations of tax law, and the specifics of each matter.
Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence.
The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for
Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company's taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of foreign exchange rate (of NIS against the U.S. dollar) on the Company's Israeli taxable income.
Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.
B.
Deferred tax assets and liabilities:
Deferred tax reflect the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2012 and 2011, the Company's deferred taxes were in respect of the following:

	December 31,
	2012	2011
	(in thousands)
Net operating losses carry forwards	$28,617	$26,052
Provisions for employee rights and other temporary differences	70	170

Deferred tax assets before valuation allowance	28,687	26,222
Valuation allowance	(28,687)	(26,222)

Deferred tax assets	-	-
Deferred tax liability	-	(425)

Deferred tax assets (liability), net	$-	$(425)
C.	Loss before Income Taxes is composed as follows:
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Domestic (Israel)	$(22,124)	$(21,539)	$(46,639)
Foreign	12,737	(6,541)	9,945

	$(9,387)	$(28,080)	$(36,694)
D.	Provision (Benfit) For Taxes:
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Current:
Domestic (Israel)	$-	$-	$5
Foreign	54	348	48

	54	348	53
* Taxes related to prior years Deferred:	167	230	(179)
Deferred taxes, net	-	2,694	(150)

Total provision(benefit) for income taxes	$221	$3,272	$(276)

*	In 2012 and 2011, mainly related to withholdings tax for prior years that cannot be realized due to liquidation of subsidiaries.

Discontinued operation includes tax expenses totaled $12, $191 and $143 thousands for the years ended December 31, 2012, 2011, and 2010, respectively.
E.	Uncertain Tax Position:
The Company has recorded no liability for income taxes associated with unrecognized tax benefits at the date of adoption and have not recorded any liability associated with unrecognized tax benefits during 2010, 2011 and 2012. Accordingly, the Company has not recorded any interest or penalty in regard to any unrecognized benefit.
F.	A reconciliation of the theoretical tax expense, assuming all income is taxed at the regular rates and the actual tax expense is as follows:
	December 31,
	2012	2011	2010
	(in thousands)
Loss before income taxes, per consolidated statements of income	$(9,387)	$(28,080)		$(36,694)

Theoretical income tax benefit (25% in 2010 and 24% in 2011 and 25% in 2012)	(2,347)	(6,739)		(9,174)
Decrease in taxes resulting from the following differences:
Carry-forward losses for which the Company provided valuation allowance	2,465	4,729		4,979
Goodwill impairment and realization	-	5,455		3,297
Effect of different tax rates in foreign subsidiaries	(109)	(444)		758
Taxes related to previous years	167	230		(179)
Non-deductible expenses	45	41		43

Income tax expense (benefit) in the consolidated statements of income for the reported year	$221	$3,272	$	(276)

Effective tax rate	-	-		-
G.	Tax Losses:
The Company and its subsidiaries have NOL carry forwards for income tax purposes as of December 31, 2012 of approximately $93 million with no expiration date. $78 million were generated in Israel and the rest outside of Israel.
H.	Tax Assessments:
The Company received final tax assessments in Israel through tax year 2006.

Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information
Note 12 - Supplementary Financial Statement Information:
A.	Balance Sheets:
1. Trade Accounts Receivables:
	December 31,
	2012	2011
	(in thousands)

Trade accounts receivable	$2,623	$7,766
Less allowance for doubtful accounts	(178)	(91)

	$2,445	$7,675
For the years ended December 31, 2012, 2011 and 2010, the Company charged expenses for doubtful accounts amounted to $178, $3,773 and $2,088 thousand , respectively.
For the years ended December 31, 2012, 2011 and 2010, the Company deducted from the allowance (bad debts) $91, $3,741 and $2,351 thousand, respectively.

2. Other Current Assets:
	December 31,
	2012	2011
	(in thousands)
Prepaid expenses	$240	$420
Short-term lease deposits	42	37
Government departments and agencies	299	584

	$581	$1,041

3. Accounts Payable and Accruals - Other:

	December 31,
	2012	2011
	(in thousands)
Government departments and agencies	$160	$185
Employees and wage-related liabilities	602	2,482
Accrued expenses and other current liabilities	188	605

	$950	$3,272

4. The Company's Long-lived Assets are as Follows:
	December 31,
	2012	2011
	(in thousands)
Israel	$342	$1,917
U.S.A.	126	629
Europe and other	125	383

	$593	$2,929

Long-lived assets information is based on the physical location of the assets at the end of each of the fiscal years. It is comprised from the Company's property and equipment and technology intangible asset. The Company does not identify or allocate goodwill by geographic areas.
B.	Statements of Operations:
1. Geographic Areas Information:
Sales: Classified by Geographic Areas:
The Company adopted FASB ASC Topic 280, "segment reporting". The Company operates in one operating segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of end customers.
The following present total revenues for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
North America	$3,182	$3,765	$9,054
Europe	4,488	11,918	27,105
Israel	1,382	2,666	3,686
Other	1,572	3,122	2, 127

	$10,624	$21,471	$41,972

2. Principal Customers:
There were two customers that represented 14.3% and 11.7% of the Company's total revenues in 2012. There were no customers that represented more than 10% of total revenues for the fiscal year 2011. There was one customer that represented 21.8% of the Company's total revenues for the fiscal year 2010.

There are three customers that represented more than 10% of total trade receivables at December 31, 2012. There were no customers that represented more than 10% of total trade receivables at December 31, 2011.
3. Financial Expenses, Net:
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Interest income	$8	$26	$17
Foreign currency translation adjustments (see Note 1A3)	(186)	186	(665)
Interest expense	(308)	(1,062)	(1,246)
Forward derivatives and realized gain on marketable securities	(3)	(316)	(482)
Change in fair value of warrants, derivatives and discount amortization	(4,869)	45	1,574

	$(5,358)	$(1,121)	$(802)

C.	Earnings per Share:
Basic and diluted loss per share ("EPS") were computed based on the average number of shares outstanding during each year. No effect was given to potential instruments such as: share options unvested, RSU's and warrants since their inclusion would be anti-dilutive.
The following table sets forth the computation of basic and diluted net earnings per share attributable to BluePhoenix:
	Year ended December 31,
	2012	2011	2010
	(in thousands)
1. Numerator:
Amount for basic and diluted loss per share	$(11,428)	$(32,376)	$(38,204)

2. * Denominator:
Denominator for basic net loss per share - weighted average of shares	7,896,557	6,158,227	5,889,013

Effect of dilutive securities	-	-	-

Denominator for diluted net earnings per share - weighted average shares and assuming dilution	7,896,557	6,158,227	5,889,013

Basic and diluted loss per share attributed to Bluephoenix Shareholders	$(1.45)	$(5.26)	$(6.49)

Discontinued Operation	12 Months Ended
Dec. 31, 2012
Discontinued Operation [Abstract]
Discontinued operation
Note 13 - Discontinued Operation:
In November 2012, the Company announced the initiation of the sale of the operations of BridgeQuest, Inc. and its relevant subsidiary, which was completed in February 2013. Total consideration for Bridgequest Inc. was $6.5 thousand. In addition, as part of the agreement, the Company expected to receive additional amounts upon collection of existing account receivables of BridgeQuest collected by the purchaser following the transaction. BridgeQuest met the definition of a component. Accordingly, the results of operations in the statement of operations and prior periods results have been reclassified accordingly. As the transaction was completed following the balance sheet date, in February 2013, assets and liabilities associated with BridgeQuest were presented as held for sale in the December 31, 2012 balance sheet.

In May 2012, the Company completed the sale of its 51% share holdings in Liacom Systems Ltd., referred to as Liacom, for an aggregate consideration of $1.75 million. This sale was part of the Company strategic plan to focus on the legacy modernization business. Liacom met the definition of a component. Accordingly, the results of operations in the statement of operations and prior periods results have been reclassified accordingly. The capital loss recorded upon sale of Liacom amounted to $703 thousand.

The following is the composition from discontinued operation:
	Year ended December 31,
	2012	2011	2010
	(in thousands, except per share data)

Revenues	$9,243	$18,054	$15,148

Cost of revenues	7,510	15,377	13,465

Gross profit	1,733	2,677	1,683
Research and development costs	1,118	1,160	1,517

Selling, general, and administrative expenses	1,331	2,256	1,807

Loss on realization of shareholdings	740	-	-

Operating profit	(1,456)	(739)	(1,641)
Financial expenses (income), net	1	185	(53)

Loss before provision for income taxes	(1,457)	(924)	(1,588)
Provision for income taxes	12	191	143

Net loss	$(1,469)	$(1,115)	$(1,731)

Herein are the following major classes of assets and liabilities associated with Liacom as of December 31, 2011 and BridgeQuest as of December 31, 2011 and 2012 :
	December 31,
	2012	2011
	(in thousands)
Assets:
Cash and cash equivalents	$9	$576
Account Receivable	535	5,001
Long term assets	247	499
Total Assets	791	6,076
Liabilities:
Account Payables	467	1,907
Long term liabilities	-	(141)
Total Liabilities	467	1,766

	$324	$4,310

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events	Note 14 - Subsequent Events: As to the sale of BridgeQuest in February 2013 - See Note 13.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
General
A.	General:
The significant accounting policies, applied on a consistent basis, are as follows:
1.	The Company:
BluePhoenix Solutions Ltd. ("BluePhoenix") (together with its subsidiaries, the "Company" or "we") is an Israeli corporation, which operates in one operating segment of information technology ("IT") modernization solutions.
The Company develops and markets unique enterprise legacy lifecycle IT modernization solutions and provides tools and professional services to selected customers. The Company manages its business in various international markets through several entities, including its wholly-owned subsidiaries located in: USA, UK, Italy,Romania and Israel.
2.	Accounting Principles:
The consolidated financial statements are prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America.

3.	Functional Currency:
The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar ("dollar"). In addition, a substantial portion of the Company's revenues and costs are incurred in dollars. Thus, the functional and reporting currency of the Company is considered to be the dollar. The functional currency of all subs is the US dollar therefore there is no unrealized gain/loss.
The Company follows FASB ASC Topic 830 "Foreign Currency Matters" ("ASC 830") and accordingly non monetary transactions denominated in currencies other than the dollar are measured and recorded in dollar at the exchange rates prevailing at transaction date. Monetary assets and liabilities denominated in currencies other than the dollar are translated at the exchange rate on the balance sheet date. Transaction gain or losses on foreign currency translation are recorded in consolidated statement of operations.

4.	Use of Estimates and Assumptions in the Preparation of the Financial Statements:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of Consolidation
B.	Principles of Consolidation:
The consolidated financial statements include the accounts of BluePhoenix and its subsidiaries in which it has a controlling interest. Acquisition of subsidiaries is accounted for under the acquisition method. All intercompany balances and transactions have been eliminated upon consolidation. Noncontrolling interests are included in equity.

Cash and Cash Equivalents
C.	Cash and Cash Equivalents:
Cash equivalents are considered by the Company to be highly-liquid investments, including inter-alia, short-term deposits with banks, of which do not exceed maturities of three months at the time of deposit and which are not restricted.

Restricted Deposit
D.	Restricted Deposit:
As of December 31, 2012, the Company's balance sheet includes $33 thousand of restricted deposit, which was used as temporary collateral for the Company's Long term letters of credit. These funds were segregated from the Company's operating cash.

Allowance for Doubtful Accounts
E.	Allowance for Doubtful Accounts:
The Company establishes an allowance for doubtful accounts to ensure trade and financing receivables are not overstated due to uncollectability. The allowance for doubtful accounts was based on specific receivables, which their collection, in the opinion of Company's management, is in doubt. Trade receivables are charged off in the period in which they are deemed to be uncollectible.

Property and Equipment, Net
F.	Property and Equipment, Net:
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over their estimated useful lives. Annual rates of depreciation are as follows:
%

Computers and peripheral equipment	20-33 (mainly 33)
Office furniture and equipment	6-15 (mainly 7)
Leasehold improvements	Over the shorter of lease term or the life of the assets
Motor vehicles	15

Impairment of Long-Lived Assets
G.	Impairment of Long-Lived Assets:
The Company evaluates property and equipment and purchased intangible assets with definite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flow and recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the asset plus the net proceeds expected from disposition of the asset, if any, are less than the
Carrying value of the asset. When the Company identifies an impairment, it reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. During the years ending December 31, 2012, 2011 and 2010 no impairments have been identified.

Goodwill and other purchased intangible assets
H.	Goodwill and other purchased intangible assets:
Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

Goodwill is not amortized, but rather is subject to an annual impairment test. The Company performs an annually impairment test, or more frequently if impairment indicators are present.
Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives of between 5 to 12 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the assets is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset (see also Note 1G).
The Company is one operating segment and one reporting unit related to its overall IT modernization .The goodwill impairment tests are conducted in two steps. In the first step, the Company determines the fair value of the reporting unit. If the net book value of the reporting unit exceeds its fair value, the Company would then perform the second step of the impairment test which requires allocation of the reporting unit's fair value of all of its assets and liabilities in a manner similar to an acquisition cost allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

In 2012, the company determined the fair value of a reporting unit using the market approach which is based on the market capitalization by using the share price of the Company in the NASDAQ stock exchange and an appropriate control premium. As of December 31, 2012 market capitalization of the Company was significantly higher than the net book value of the reporting unit and therefore there was no need to continue to step 2.
Prior to 2012, the Company utilized the discounted cash flow model, as it believed it was an approach that best approximated its fair value at that time. The Company has corroborated the fair values using the Market Approach. Judgments and assumptions related to revenue, gross profit, operating expenses, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. Additionally, the Company evaluated the reasonableness of the estimated fair value of its reporting unit by reconciling to its market capitalization. This reconciliation allowed the Company to consider market expectations in corroborating the reasonableness of the fair value of the reporting unit.

In 2011, step one of the assessment resulted at the carrying value of the IT modernization reporting unit exceeds its fair value. As described in the preceding paragraphs, the second step was performed by allocating the reporting unit's fair value to all of its assets and liabilities, with any residual fair value being allocated to goodwill. The Company determined that the carrying value of goodwill should be impaired. As a result, the Company recorded a non-cash goodwill impairment charge of $9.6 million in 2011 . The reconciliation to the market capitalization resulted that there was no material difference (approximately 2.9%) between the fair value of the reporting unit and its market capitalization as of December 31, 2011.

In determining gain or loss on disposal of a portion of the Appbuilder technology in 2011 the amount of goodwill that was included in that carrying amount of the disposed reporting unit was based on the relative fair values of the disposed business and the portion of the reporting unit that was retained.

Research and Development Costs
I.	Research and Development Costs:
Research and development costs are charged to the statement of income as incurred. ASC No. 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.
Based on the Company's product development process, technological feasibility is established upon detailed program design is completed and verified. Costs incurred by the Company between completion of detailed program design and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

Stock-based Compensation
J.	Stock-based Compensation:
In the past three years, majority of the awards were of restricted stock units ("RSUs"). RSU's are valued based on the market value of the underlying stock at the date of grant. The Company measures and recognizes compensation expense with respect to option based awards on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires that the Company makes several estimates, including the option's expected life and the price volatility of the Underlying stock.
The Company recognizes the estimated fair value of option-based awards and RSUs, net of estimated Forfeitures, as stock-based compensation costs using the straight line method.
For the years ended December 31, 2012, 2011 and 2010, the Company recorded stock-based and RSUs compensation costs in the amount of $1,702, $1,208 and $1,506 thousand, respectively. On December 31, 2012, the total unrecognized stock-based and RSUs compensation costs amounted to $618 thousand, and are expected to be recognized over of the next 3 years.

Revenue Recognition
K.	Revenue Recognition:
Revenues derived from direct software license agreements are recognized in accordance with FASB ASC Topic 985 "Software" ("ASC 985"), upon delivery of the software, when collection is probable, the license fee is otherwise fixed or determinable and persuasive evidence of an arrangement exists.

In most cases the company sells software on a stand along basic. The arrangements that include multiple elements are usually arrangements where the Company sells software products and Post Contract Support (PCS).For multiple elements arrangements, ASC 985 requires that the fair value of each component in a multiple element arrangement will be determined based on the vendor's specific objective evidence (VSOE) for that element, and revenue is allocated to each component based on its fair value. ASC 985 requires that revenue be recognized under the "residual method" when VSOE does not exist for all the delivered elements, VSOE of fair value exists for all undelivered elements, and all other accounting standards criteria are met. The specific objective evidence for the PCS is established by the price charged on PCS renewals. The Company recognizes revenues from consulting fees based on the number of hours performed. In some of the agreements with the Company's customers, the customers have the right to receive unspecified upgrades on an if-and-when available basis (the Company does not provide specific upgrades). These upgrades are considered PCS. Revenues allocated to the PCS are recognized ratably over the term of the PCS.
When a project involves significant production, modification or customization of software, revenue is recognized according to the percentage of completion method in accordance with the provisions of FASB ASC Topic 605-35-25. Under this method, estimated revenue is generally accrued based on costs incurred to date, as a percentage of total updated estimated costs. The Company recognizes contract losses, if any, in the period in which they first become evident. There are no rights of return, price protection or similar contingencies in the Company's contracts.
On December 31, 2012, approximately $786 thousand (on December 31, 2011: $1.6 million) of the accounts receivable balance was unbilled due to the customers payment terms. The Company presents revenues from products and revenues from services in separate line items.
The product revenues line item includes revenues generated from (i) standalone software products and (ii) software products that were included in multiple-element arrangements and were separated pursuant to ASC 985 as aforementioned. In the services revenue line item, the Company included (i) revenues generated from standalone consulting services, (ii) revenues generated from stand alone post contract support ("PCS"), (iii) revenues accounted for pursuant to ASC 605-35-25 and (iv) revenues generated from PCS included in multiple-element arrangement and were separated pursuant to ASC 985 as aforementioned.
Tax collected from customers and remitted to governments authorities (including VAT) are presented in income statement on a net basis.

Advertising Costs
L.	Advertising Costs:
The Company expenses advertising costs as incurred. Advertising costs for the years ended December 31, 2012, 2011 and 2010, were $10, $36 and $94 thousand, respectively.
Income Taxes
M.	Income Taxes:
Deferred taxes are determined utilizing the "asset and liability" method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it's more likely than not that deferred tax assets will not be realized in the foreseeable future. Deferred tax liabilities and assets are classified as current or non-current based on the expected reversal dates of the specific temporary differences. The Company adopted ASC Topic 740-10-05, Income Tax, , which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company's policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Earnings (Loss) Per Share
N.	Earnings (loss) Per Share:
Earnings (loss) per share ("EPS") were computed in accordance with FASB ASC Topic 260, "Earnings Per Share" (ASC 260). ASC 260 requires the presentation of both basic and diluted EPS.
Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year (fully vested RSUs), net of treasury shares. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year (see also Note 12C). Since the Company incurred net loss during the periods presented, no diluted EPS was presented as all the dilutive potential ordinary shares were anti-dilutive.

Financial Instruments
O.	Financial Instruments:
1.	Concentration of credit risks:
Financial instruments that have the potential to expose the Company to credit risks are mainly cash and cash equivalents, bank deposit accounts, and trade receivables.
The Company holds cash and cash equivalents, and deposit accounts at large banks in Israel, the United States, and Europe, thereby substantially reducing the risk of loss.
With respect to trade receivables, the risk is limited due to the geographically spreading, nature and size of the entities that constitute the Company's customer base. The Company assesses the financial position of its customers prior to the engagement with them.
The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.
2.	Fair value measurement:
The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:
Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.
In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the etent possible and considers counterparty credit risk in its assessment of fair value.

Comprehensive Income
P.	Comprehensive Income:
Comprehensive income, net of related taxes where applicable, includes, only net income.
Derivative Instruments
Q.	Derivative Instruments:
The Company uses foreign currency options, forward exchange contracts to assist in managing financial risks in order to minimize the currency exposure on identifiable assets and liabilities in currencies other than the functional currency. The Company does not use derivative financial instruments for speculative purposes. These instruments are recognized at fair value, with all changes in fair value recorded in current period earnings, as these transactions have not been designated by management as hedging instruments. The net loss recognized in earnings during 2012, representing the derivative instruments was $4 thousand (in 2011 and 2010: loss of $323 thousand and $288 thousand, respectively).
As of December 31, 2012 and 2011, the Company do not have open forward and option exchange contracts.
The cash flows associated with the derivative are reflected as cash flows from operating activity in the statement of cash flows.

Treasury Shares
R.	Treasury Shares:
In the past, the Company repurchased its ordinary shares from time to time on the open market and they are currently held as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.
When treasury shares are used as consideration for share based payment the reduction is based on average purchase cost.

Transfers of Financial Assets
S.	Transfers of Financial Assets:
FASB ASC Topic 860 "Transfers and Servicing" ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the sale of receivables to financial institution.

In 2012, the Company did not sell trade receivables to financial institutions. In 2011, the Company sold trade receivables to financial institution in a total amount of $9 million, at an average annual rate of Libor plus 4% or Prime plus 1.5% as applicable. Control and risk of those trade receivables were fully transferred and accounted for as a sale in accordance with ASC 860. The agreements, pursuant to which the Company used to sell its trade receivables, were structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (vi) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

Reclassifications
T.	Reclassifications:
Certain comparative figures have been reclassified to conform to the current year presentation. The Company has reclassified the operations of its discontinued operations associated with Liacom and BridgeQuest in the consolidated statements for the year ended December 31, 2011 and 2010.

Derivative Liabilities - Warrants
U.	Derivative Liabilities - Warrants:
In connection with , determining whether an instrument (or embedded feature) is indexed to an Entity's own stock, "ASC 815-40-15,(formerly EITF 07-05), the Company determined that the warrants issued at several occasions (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company's own stock and therefore should be recorded as a derivative financial liability for pursuant FASB ASC Topic 815 "Derivative and Hedging" (ASC 815-40-25). see also note 10A3

Contingent Assets
V.	Contingent Assets:
The company's accounting policy is to recognize the contingent consideration in earnings only following the contingency is being resolved in accordance with ASC 450.
Recently Issued Accounting Pronouncements
W.	Recently Issued Accounting Pronouncements:
In February 2013 the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. Its adoption of ASU 2013-02 is not expected to have any material impact on its consolidated financial statements.
In July 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update 2012-02, "Intangibles-Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment," which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. The Company believes that the adoption of this standard will not have a material impact on its consolidated statements.
In December 2011, the FASB issued Accounting Standard Update No. 2011-11, "Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." The Company believes that the adoption of both the standard and the update will not an impact on the Company's consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Rates
%

Computers and peripheral equipment	20-33 (mainly 33)
Office furniture and equipment	6-15 (mainly 7)
Leasehold improvements	Over the shorter of lease term or the life of the assets
Motor vehicles	15

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Summary of Fair Value Measurements

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$2,560	$-	$-	$2,560
Restricted cash	33	-	-	33
Derivatives liabilities - warrants	-	(370)	-	(370)
Goodwill *	-	-	12,501	12,501

	$2,593	$(370)	$12,501	$14,724
	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$3,997	$-	$-	$3,997
Restricted cash	3,428	-	-	3,428
Derivatives liabilities - warrants	-	(53)	-	(53)
Goodwill *	-	-	14,238	14,238

	$7,425	$(53)	$14,238	$21,610
* As to relevant inputs- see Note 1H

Summary of Level 3 Activity for Financial Assets
	Year ended December 31,
	2012	2011
	(in thousands)

Carrying value as of January 1	$14,238	$36,969
Sale of subsidiaries	(1,737)	-
Amount realized due the sale of Appbuilder	-	(13,099)
Goodwill impairment	-	(9,632)

Carrying value as of December 31	$12,501	$14,238

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2011
	(in thousands)
Cost:
Computers and peripheral equipment	$8,604	$10,150
Office furniture and equipment	611	842
Leasehold improvements	465	534
Motor vehicles	56	204

	9,736	11,730

Accumulated Depreciation:
Computers and peripheral equipment	8,243	9,512
Office furniture and equipment	474	636
Leasehold improvements	429	457
Motor vehicles	28	104

	9,174	10,709

Depreciation cost	$562	$1,021

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule of Goodwill
	2012	2011
	(in thousands)
Balance as of January 1.
Goodwill	$56,053	$69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(32,183)

	14,238	36,969
Goodwill related to sale of Subsidiaries	(1,737)	-
Goodwill related to sale of AppBuilder	-	(13,099)
Goodwill impairment	-	(9,632)

Balance as of December 31
Goodwill	54,316	56,053
Accumulated impairment losses at the end of the period	(41,815)	(41,815)

	$12,501	$14,238

Intangible Assets and Others, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Others, Net [Abstract]
Schedule of Intangible Assets and Others, Net
	Useful	December 31,
	life	2012	2011
	years	(in thousands)
Original amount:
Technology	5	$46,266	$47,110
Customer related intangible assets	5-8	4,968	5,316

		51,234	52,426
Accumulated amortization:
Technology		46,239	45,202
Customer related intangible assets		4,718	4,224

		50,957	49,426

		$277	$3,000

Schedule of Estimated Future Amortization
(in thousands)

2013	192
2014	85

$277

Accrued Severance Pay, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Severance Pay, Net [Abstract]
Schedule of Accrued Severance Pay Liability
	December 31,
	2012	2011
	(in thousands)

Accrued severance pay	$1,150	$3,446
Less - amount funded	742	3,036

	$408	$410

Loans from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2012
Loans from Banks and Others [Abstract]
Schedule of Long-Term Debt
			December 31,
			2012	2011
	*Average Interest rate as of December 31, 2012	Linkage	Total long-term liabilities net of current portion
	%	Basis	(in thousands)

Ministry of Production in Italy (Note 9 A4)	0.87	€	210	245
Due to Banks	Libor + 4.4	$	288	5,693
Less - current portion			(217)	(1,993)

			$281	$3,945

* The interest is paid on a quarterly basis.

Maturities of Long-Term Debt
	December 31,
	2012	2011
	(in thousands)

First year (current portion)	$217	$1,993
Second year	121	2,495
Third year	39	1,316
Fourth year and thereafter	121	134

Total	$498	$5,938

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Minimum Future Lease Payments
	Office Facilities	Vehicles, Equipment, and Other
	(in thousands)
Fiscal 2013	$156	$101
Fiscal 2014	156	58
Fiscal 2015	104	6
Fiscal 2016	-	-

	$416	$165

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share Options Outstanding and Exercisable

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2012	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2012	Exercise Price
	Years		$

300,000	9.32	75,002	1.80
6,250	6.60	6,250	10.16
6,250	7.25	4,167	10.20
12,500	6.60	8,332	11.08
15,222	0.50	15,222	12.00
8,600	3.00	8,600	20.00
2,464	1.42	2,464	24.00

351,286		120,037

Schedule of Share Option Activity
	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		$		$		$
Options outstanding at beginning of year	283,117	13.4	309,995	13.77	334,408	15.40

Changes during the year:
Granted	300,000	1.8	19,700	7.91	48,750	10.64
Exercised	-		-		-
Forfeited	(231,830)	13.40	(46,578)	13.69	(73,163)	19.20

Options outstanding at end of year	351,287		283,117		309,995

Options exercisable at year-end	120,037		245,504		260,829

Weighted-average fair value of options granted during the year*	1.13		4.76		6.68
*
The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2012 -70%; 2011 - 69%; risk-free interest rate: 2012 - 1.44%; 2011 - 2.21%, and expected life: 2012 - 6.5 years; 2011 - 6.5 years.

Schedule of Restricted Share Unit Activity
	Year ended December 31,
	2012	2011

RSUs outstanding at the beginning of the year	57,497	202,702
Changes during the year:
Granted *	788,714	68,342
Vested	(563,125)	(211,855)
Forfeited	(90,163)	(1,692)

RSUs outstanding at the end of the year	192,923	57,497

Weighted Average fair value at grant date	$2.57	$7.12

*
The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Summary of Deferred Tax Assets and Liabilities

	December 31,
	2012	2011
	(in thousands)
Net operating losses carry forwards	$28,617	$26,052
Provisions for employee rights and other temporary differences	70	170

Deferred tax assets before valuation allowance	28,687	26,222
Valuation allowance	(28,687)	(26,222)

Deferred tax assets	-	-
Deferred tax liability	-	(425)

Deferred tax assets (liability), net	$-	$(425)

Schedule of Loss before Income Taxes
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Domestic (Israel)	$(22,124)	$(21,539)	$(46,639)
Foreign	12,737	(6,541)	9,945

	$(9,387)	$(28,080)	$(36,694)

Schedule of the Provision (Benefit) for Income Taxes

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Current:
Domestic (Israel)	$-	$-	$5
Foreign	54	348	48

	54	348	53
* Taxes related to prior years Deferred:	167	230	(179)
Deferred taxes, net	-	2,694	(150)

Total provision(benefit) for income taxes	$221	$3,272	$(276)

*	In 2012 and 2011, mainly related to withholdings tax for prior years that cannot be realized due to liquidation of subsidiaries.

Reconciliation of Income Taxes
	December 31,
	2012	2011	2010
	(in thousands)
Loss before income taxes, per consolidated statements of income	$(9,387)	$(28,080)		$(36,694)

Theoretical income tax benefit (25% in 2010 and 24% in 2011 and 25% in 2012)	(2,347)	(6,739)		(9,174)
Decrease in taxes resulting from the following differences:
Carry-forward losses for which the Company provided valuation allowance	2,465	4,729		4,979
Goodwill impairment and realization	-	5,455		3,297
Effect of different tax rates in foreign subsidiaries	(109)	(444)		758
Taxes related to previous years	167	230		(179)
Non-deductible expenses	45	41		43

Income tax expense (benefit) in the consolidated statements of income for the reported year	$221	$3,272	$	(276)

Effective tax rate	-	-		-

Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statement Information [Abstract]
Schedule of Trade Accounts Receivable
	December 31,
	2012	2011
	(in thousands)

Trade accounts receivable	$2,623	$7,766
Less allowance for doubtful accounts	(178)	(91)

	$2,445	$7,675

Schedule of Other Current Assets
	December 31,
	2012	2011
	(in thousands)
Prepaid expenses	$240	$420
Short-term lease deposits	42	37
Government departments and agencies	299	584

	$581	$1,041

Schedule of Accounts Payable and Accruals - Other

	December 31,
	2012	2011
	(in thousands)
Government departments and agencies	$160	$185
Employees and wage-related liabilities	602	2,482
Accrued expenses and other current liabilities	188	605

	$950	$3,272

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2012	2011
	(in thousands)
Israel	$342	$1,917
U.S.A.	126	629
Europe and other	125	383

	$593	$2,929

Schedule of Sales by Geographic Area
	Year ended December 31,
	2012	2011	2010
	(in thousands)
North America	$3,182	$3,765	$9,054
Europe	4,488	11,918	27,105
Israel	1,382	2,666	3,686
Other	1,572	3,122	2, 127

	$10,624	$21,471	$41,972

Schedule of Financial Expenses, Net
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Interest income	$8	$26	$17
Foreign currency translation adjustments (see Note 1A3)	(186)	186	(665)
Interest expense	(308)	(1,062)	(1,246)
Forward derivatives and realized gain on marketable securities	(3)	(316)	(482)
Change in fair value of warrants, derivatives and discount amortization	(4,869)	45	1,574

	$(5,358)	$(1,121)	$(802)

Summary of Computation of Basic and Diluted Earnings per Share
	Year ended December 31,
	2012	2011	2010
	(in thousands)
1. Numerator:
Amount for basic and diluted loss per share	$(11,428)	$(32,376)	$(38,204)

2. * Denominator:
Denominator for basic net loss per share - weighted average of shares	7,896,557	6,158,227	5,889,013

Effect of dilutive securities	-	-	-

Denominator for diluted net earnings per share - weighted average shares and assuming dilution	7,896,557	6,158,227	5,889,013

Basic and diluted loss per share attributed to Bluephoenix Shareholders	$(1.45)	$(5.26)	$(6.49)

Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operation Additional Disclosures [Abstract]
Discontinued Operation

The following is the composition from discontinued operation:
	Year ended December 31,
	2012	2011	2010
	(in thousands, except per share data)

Revenues	$9,243	$18,054	$15,148

Cost of revenues	7,510	15,377	13,465

Gross profit	1,733	2,677	1,683
Research and development costs	1,118	1,160	1,517

Selling, general, and administrative expenses	1,331	2,256	1,807

Loss on realization of shareholdings	740	-	-

Operating profit	(1,456)	(739)	(1,641)
Financial expenses (income), net	1	185	(53)

Loss before provision for income taxes	(1,457)	(924)	(1,588)
Provision for income taxes	12	191	143

Net loss	$(1,469)	$(1,115)	$(1,731)

Herein are the following major classes of assets and liabilities associated with Liacom as of December 31, 2011 and BridgeQuest as of December 31, 2011 and 2012 :
	December 31,
	2012	2011
	(in thousands)
Assets:
Cash and cash equivalents	$9	$576
Account Receivable	535	5,001
Long term assets	247	499
Total Assets	791	6,076
Liabilities:
Account Payables	467	1,907
Long term liabilities	-	(141)
Total Liabilities	467	1,766

	$324	$4,310

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Restricted cash		$ 3,428
Difference between the fair value of the reporting unit and its market capitalization, percent	2.90%
Goodwill impairment		9,632	13,185
Stock-based compensation	1,702	1,208	1,506
Unrecognized share-based compensation costs	618
Unrecognized compensation cost, recognition period	3 years
Unbilled accounts receivable	786	1,600
Advertising costs	10	36	94
Loss from derivatives not designated as hedging instruments	4	323	288
Derivative notional Amount			6,700
Trade receivables sold during period		9,000
Additional paid-in capital [Member]
Accounting Policies [Line Items]
Stock-based compensation	$ 1,702	$ 1,208	$ 1,506
Gain (Loss) on Sale of Trade Receivables [Member] | As applicable, scenario 1 [Member]
Accounting Policies [Line Items]
Trade receivables, reference rate		Libor
Trade receivables, spread on variable rate		4.00%
Gain (Loss) on Sale of Trade Receivables [Member] | As applicable, scenario 2 [Member]
Accounting Policies [Line Items]
Trade receivables, reference rate		Prime
Trade receivables, spread on variable rate		1.50%
Minimum [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	12 years
Computer and peripheral equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Annual depreciation rate	20.00%
Computer and peripheral equipment [Member] | Majority [Member]
Accounting Policies [Line Items]
Annual depreciation rate	33.00%
Computer and peripheral equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Annual depreciation rate	6.00%
Office furniture and equipment [Member] | Majority [Member]
Accounting Policies [Line Items]
Annual depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Annual depreciation rate	15.00%
Leasehold improvements [Member]
Accounting Policies [Line Items]
Annual depreciation rate, description	Over the shorter of lease term or the life of the assets
Motor vehicles [Member]
Accounting Policies [Line Items]
Annual depreciation rate	15.00%

Certain Transactions (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Lake Union [Member]	Jun. 30, 2012 Prescott [Member]	Jun. 30, 2012 Columbia [Member]	Dec. 31, 2012 Three Shareholders Assignment and Assumption Debt [Member]	Jun. 30, 2012 Three Shareholders Assignment and Assumption Debt [Member]	Dec. 31, 2012 Bridge Loan [Member]	Dec. 31, 2012 Additional loans extendable from three shareholders	Dec. 31, 2011 Appbuilder Technology [Member]	Mar. 31, 2013 Appbuilder Technology [Member]	Dec. 31, 2012 Appbuilder Technology [Member]	Dec. 31, 2011 Appbuilder Technology [Member]	Dec. 31, 2010 ASNA [Member]	Dec. 31, 2009 ASNA [Member]	Jun. 30, 2012 BluePhoenix Knowledge Management Systems Ltd. [Member]	May 31, 2012 Liacom Systems Ltd. [Member]	Mar. 31, 2012 TIS [Member]	Dec. 31, 2009 DSK [Member]
Business Acquisition [Line Items]
Total consideration for sale of subsidiary											$ 12,500,000				$ 2,000,000		$ 550,000	$ 1,750,000	$ 72,000
Escrowed funds related to business acquisition											3,800,000	(1,000,000)	(2,700,000)
Loss on sale	1,195,000	(4,063,000)	(3,989,000)											(4,100,000)	(4,000,000)		(1,123,000)	(703,000)	(30,000)
Acquisition costs																				120,000
Interest disposed of during period																		51.00%
Increase (decrease) in goodwill														(13,100,000)			(391,000)	(1,300,000)
Cash consideration paid															1,500,000	420,000
Consideration payable															500,000
Goodwill tax deduction eligibility period																				10 years
Debt instrument, face amount							5,000,000		500,000
Stated interest rate							6.00%		7.00%	8.00%
Debt conversion, price per share							$ 3		$ 3
Contingent issuance of share capital, as a percent of outstanding share capital							18.70%
Fair value of beneficial conversion liability									3,700,000
Debt conversion, shares issued				1,221,027	1,230,820	1,226,545
30-day volume weighted average price per common share				$ 1.56	$ 1.56	$ 1.56
Debt instrument, principal and interest net of discount and embeded derivative liability								9,600,000
Debt instrument, amount of available additional borrowings										$ 1,500,000

Fair Value Measurement (Summary of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 2,560		$ 3,997
Restricted cash	33		3,428
Derivatives liabilities - warrants	(370)		(53)
Goodwill	12,501	[1]	14,238	[1]
Total fair value of assets	14,724		21,610
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	2,560		3,997
Restricted cash	33		3,428
Derivatives liabilities - warrants
Goodwill		[1]		[1]
Total fair value of assets	2,593		7,425
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash
Derivatives liabilities - warrants	(370)		(53)
Goodwill		[1]		[1]
Total fair value of assets	(370)		(53)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash
Derivatives liabilities - warrants
Goodwill	12,501	[1]	14,238	[1]
Total fair value of assets	$ 12,501		$ 14,238

[1]	As to relevant inputs - see Note 1H

Fair Value Measurement (Summary of Level Three Activity for Financial Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurement [Abstract]
Carrying value as of January 1	$ 14,238	$ 36,969
Sale of subsidiaries	(1,737)
Amount realized due the sale of Appbuilder		(13,099)
Goodwill impairment		(9,632)
Carrying values as of December 31	$ 12,501	$ 14,238

Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	$ 9,736	$ 11,730
Accumulated Depreciation:	9,174	10,709
Depreciation cost	562	1,021
Depreciation expenses	276	539	737
Discontinued operation includes depreciation expenses	59	60	66
Computer and peripheral equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	8,604	10,150
Accumulated Depreciation:	8,243	9,512
Office furniture and equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	611	842
Accumulated Depreciation:	474	636
Leasehold improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	465	534
Accumulated Depreciation:	429	457
Motor vehicles [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Cost:	56	204
Accumulated Depreciation:	$ 28	$ 104

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, gross - Balance as of January 1,	$ 56,053	$ 69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(32,183)
Goodwill - Balance as of January 1,	14,238	36,969
Goodwill impairment		(9,632)	(13,185)
Goodwill, gross - Balance at December 31,	54,316	56,053	69,152
Accumulated impairment losses at the end of the period	(41,815)	(41,815)	(32,183)
Goodwill - Balance as of December 31,	12,501	14,238	36,969
Subsidiaries [Member]
Goodwill [Line Items]
Goodwill related to sale	(1,737)
AppBuilder [Member]
Goodwill [Line Items]
Goodwill related to sale		$ (13,099)

Intangible Assets and Others, Net (Schedule of Intangible Assets and Others, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Original amount	$ 51,234	$ 52,426
Accumulated amortization	50,957	49,426
Intangible assets, net	277	3,000
Minimum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	12 years
Technology [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Original amount	46,266	47,110
Accumulated amortization	46,239	45,202
Customer related intangible assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Original amount	4,968	5,316
Accumulated amortization	$ 4,718	$ 4,224
Customer related intangible assets [Member] | Minimum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Customer related intangible assets [Member] | Maximum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years

Intangible Assets and Others, Net (Schedule Of Estimated Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets and Others, Net [Abstract]
2013	$ 192
2014	85
Intangible assets, net	277	3,000
Amortization of intangible assets	$ 1,532	$ 3,733	$ 7,002

Accrued Severance Pay, Net (Schedule of Accrued Severance Pay Liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Severance Pay, Net [Abstract]
Accrued severance pay	$ 1,150	$ 3,446
Less - amount funded	742	3,036
Accrued severance pay, noncurrent	$ 408	$ 410

Accrued Severance Pay, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Severance Pay, Net [Abstract]
Severance pay expenses	$ 310	$ 544	$ 606
Discontinued operations, severence pay expenses	$ 183	$ 302	$ 356

Loans from Banks and Others (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011 Short Term Bank Credit One [Member]	Dec. 31, 2011 Short Term Bank Credit One [Member]	Dec. 31, 2012 Multiple Unrelated Banks [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 5,000
Stated interest rate			3.25%
Maturity date			May 31, 2012
Stock issued to lenders as consideration			169,000
Lock-up period			90 days
Debt discount			1,000	300
Less - current portion	(217)	(1,993)
Short-term bank credit (Note 8)	217	6,983
Long-term debt	498	5,938
Restricted cash		3,428
Debt instrument covenant, minimum shareholder's equity ratio to total assets					40.00%
Debt instrument covenant, minimum amount of shareholders' equity					13,000
Debt instrument convenant, minimum tangible shareholders' equity amount					4,000
Debt instrument covenant, minimum balance for cash and cash equivalents					2,000
Debt instrument covenant, minimum rolling 4 quarter EBITDA					1,000
Debt instrument covenant, maximum debt ratio					30.00%
Debt instrument covenant, maximum bank quick ratio					40.00%
Debt instrument covenant, maximum balance of sold receivables					$ 3,000

Loans from Banks and Others (Schedule of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 498		$ 5,938
Less - current portion	(217)		(1,993)
Long-term debt, noncurrent	281		3,945
Ministry of Production in Italy [Member]
Debt Instrument [Line Items]
Long-term debt	210		245
Debt instrument, average interest rate during period	0.87%	[1]
Due To Banks [Member]
Debt Instrument [Line Items]
Long-term debt	$ 288		$ 5,693
Debt instrument, variable interest reference rate	Libor
Debt instrument, average spread interest rate during the period	4.40%	[1]

[1]	The interest is paid on a quarterly basis.

Loans from Banks and Others (Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans from Banks and Others [Abstract]
First year (current portion)	$ 217	$ 1,993
Second year	121	2,495
Third year	39	1,316
Fourth year and thereafter	121	134
Long-term debt	$ 498	$ 5,938

Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2007 Ministry of Production in Italy [Member]	Dec. 31, 2012 Ministry of Production in Italy [Member]	Dec. 31, 2011 Ministry of Production in Italy [Member]
Commitments And Contingencies [Line Items]
Rent expense	$ 760	$ 1,600	$ 2,300
Royalty commitment, percent of funded product sales	3.00%
Royalty commitment, maximum percent of grant linked to product sales	100.00%
Contingent liability, maximum potential royalty payment	235
Proceeds from issuance of debt and other				585
Percent of proceeds considered a grant				36.50%
Percent of proceeds considered long-term debt				63.50%
Maturity date				Sep 30, 2018
Debt instrument, minimum interest rate				0.87%
Long-term debt	$ 498	$ 5,938			$ 210	$ 245

Commitments and Contingencies (Shcedule of Minimum Future Lease Payments) (Details) (USD $)	Dec. 31, 2012
Office Facilities [Member]
Operating Leased Assets [Line Items]
Fiscal 2013	$ 156,000
Fiscal 2014	156,000
Fiscal 2015	104,000
Fiscal 2016	0
Total payments due	416,000
Vehicles, Equipment, and Other [Member]
Operating Leased Assets [Line Items]
Fiscal 2013	101,000
Fiscal 2014	58,000
Fiscal 2015	6,000
Fiscal 2016
Total payments due	$ 165,000

Equity (Share Capital) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2009 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2009 ILS	Nov. 30, 2007 USD ($)	Dec. 31, 2011 Before Stock Split [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	17,500,000	10,000,000	10,000,000			40,000,000
Ordinary shares, par value per share			0.04		0.04	0.01
Stock split ratio		0.25	0.25
Ordinary shares, shares outstanding	10,629,253	6,310,978	6,310,978					25,243,610
NASDAQ minimum bid requirement, per share	$ 1
Treasury stock, shares held by company	180,692	367,810	367,810
Treasury stock, total consideration	$ 6,716	$ 9,455
Stock repurchase program, shares repurchased				11,249
Stock repurchase program, value of shares repurchased				1,700
Warrants outstanding	127,928	204,686	204,686
Exercise price of warrants	1.5
Warrants, contractual term	5 years
Fair value of warrants	$ 370						$ 1

Equity (Share Options) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Additional paid-in capital [Member]	Dec. 31, 2011 Additional paid-in capital [Member]	Dec. 31, 2010 Additional paid-in capital [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 1996 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Dec. 31, 2012 Restricted Share Units (RSU) [Member]		Dec. 31, 2011 Restricted Share Units (RSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 1,702	$ 1,208	$ 1,506	$ 1,702	$ 1,208	$ 1,506
Ordinary shares reserved for future issuance									1,050,000
Exercise price for options under plan	$ 1.8	$ 7.91	$ 10.64							$ 1.8	$ 24
Vesting period of shares under plan										3 years	4 years	3 years
Shares outstanding, remaining contractual life							10 years
Unvested options, term for forfeiture, post employment										30 days	90 days
Dividend yield							1.00%	0.00%
Expected volatility							70.00%	69.00%
Risk-free interest rate							1.44%	2.21%
Expected life							6 years 6 months	6 years 6 months
Intrinsic value of options outstanding	$ 747
Pre-vesting forfeiture rate							15.00%
Shares granted							788,714					788,714	[1]	68,342	[1]
Shares approved for immediate vesting on grant date							367,712							20,895

[1]	The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.

Equity (Schedule of Share Options Outstanding and Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Options Outstanding
Number Outstanding on December 31, 2012	351,286
Options Exercisable
Number exercisable on December 31, 2012	120,037
$1.80 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	300,000
Weighted Average Remaining Contractual Life	9 years 3 months 26 days
Options Exercisable
Number exercisable on December 31, 2012	75,002
Exercise Price	$ 1.8
$10.16 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	6,250
Weighted Average Remaining Contractual Life	6 years 7 months 6 days
Options Exercisable
Number exercisable on December 31, 2012	6,250
Exercise Price	$ 10.16
$10.20 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	6,250
Weighted Average Remaining Contractual Life	7 years 3 months
Options Exercisable
Number exercisable on December 31, 2012	4,167
Exercise Price	$ 10.2
$11.08 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	12,500
Weighted Average Remaining Contractual Life	6 years 7 months 6 days
Options Exercisable
Number exercisable on December 31, 2012	8,332
Exercise Price	$ 11.08
$12.00 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	15,222
Weighted Average Remaining Contractual Life	6 months
Options Exercisable
Number exercisable on December 31, 2012	15,222
Exercise Price	$ 12
$20.00 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	8,600
Weighted Average Remaining Contractual Life	3 years
Options Exercisable
Number exercisable on December 31, 2012	8,600
Exercise Price	$ 20
$24.00 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	2,464
Weighted Average Remaining Contractual Life	1 year 5 months 1 day
Options Exercisable
Number exercisable on December 31, 2012	2,464
Exercise Price	$ 24

Equity (Schedule of Share Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Options
Options outstanding at beginning of year	283,117		309,995		334,408
Granted	300,000		19,700		48,750
Exercised
Forfeited	(231,830)		(46,578)		(73,163)
Options outstanding at end of year	351,287		283,117		309,995
Options exercisable at year-end	120,037		245,504		260,829
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 13.4		$ 13.77		$ 15.4
Granted	$ 1.8		$ 7.91		$ 10.64
Forfeited	$ 13.4		$ 13.69		$ 19.2
Options outstanding at end of year			$ 13.4		$ 13.77
Options exercisable at year-end	$ 4.76
Weighted Average Fair Value
Weighted-average fair value of options granted during the year	$ 1.13	[1]	$ 4.76	[1]	$ 6.68	[1]

[1]	The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2012 -70%; 2011 - 69%; risk-free interest rate: 2012 - 1.44%; 2011 - 2.21%, and expected life: 2012 - 6.5 years; 2011 - 6.5 years.

Equity (Schedule of Restricted Share Unit Activity) (Details) (Restricted Share Units (RSU) [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Restricted Share Units (RSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs outstanding at the beginning of the year	57,497		202,702
Granted	788,714	[1]	68,342	[1]
Vested	(563,125)		(211,855)
Forfeited	(90,163)		(1,692)
RSUs outstanding at the end of the year	192,923		57,497
Weighted Average fair value at grant date	$ 2.57		$ 7.12

[1]	The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.

Income taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Corporate income tax rate	25.00%	24.00%	25.00%	26.00%
Provision for income taxes	$ 12	$ 191	$ 143
Net operating loss carry forwards	93,000
ISRAEL
Income Taxes [Line Items]
Net operating loss carry forwards	$ 78,000

Income taxes (Summary of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income taxes [Abstract]
Net operating losses carry forwards	$ 28,617	$ 26,052
Provisions for employee rights and other temporary differences	70	170
Deferred tax assets before valuation allowance	28,687	26,222
Valuation allowance	(28,687)	(26,222)
Deferred tax assets
Deferred tax liability		(425)
Deferred tax assets (liability), net		$ (425)

Income taxes (Schedule of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
Domestic (Israel)	$ (22,124)	$ (21,539)	$ (46,639)
Foreign	12,737	(6,541)	9,945
Loss before taxes on income	$ (9,387)	$ (28,080)	$ (36,694)

Income taxes (Schedule of the Provision (Benefit) for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current:
Domestic (Israel)					$ 5
Foreign	54		348		48
Current tax provision (benefit)	54		348		53
Taxes related to prior years:	167	[1]	230	[1]	(179)	[1]
Deferred:
Deferred taxes, net			2,694		(150)
Total provision (benefit) from income taxes	$ 221		$ 3,272		$ (276)

[1]	In 2012 and 2011, mainly related to withholdings tax for prior years that cannot be realized due to liquidation of subsidiaries.

Income taxes (Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
Loss before income taxes, per consolidated statements of income	$ (9,387)	$ (28,080)	$ (36,694)
Theoretical income tax benefit (expense) (26% in 2009 and 25% in 2010 and 24% in 2011)	(2,347)	(6,739)	(9,714)
Decrease in taxes resulting from the following differences:
Carry-forward losses for which the Company provided valuation allowance	2,465	4,729	4,979
Goodwill impairment and realization		5,455	3,297
Effect of different tax rates in foreign subsidiaries	(109)	(444)	758
Taxes related to previous years	167	230	(179)
Non-deductible expenses	45	41	43
Income tax expense (benefit) in the consolidated statements of income for the reported year	$ 221	$ 3,272	$ (276)
Effective tax rate

Supplementary Financial Statement Information (Trade Accounts Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Statement Information [Abstract]
Trade accounts receivable	$ 2,623	$ 7,766
Less allowance for doubtful accounts	(178)	(91)
Trade accounts receivable, net	2,445	7,675
Provision for doubtful accounts	178	3,773	2,088
Accounts receivable charged off	$ 91	$ 3,741	$ 2,351

Supplementary Financial Statement Information (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Prepaid expenses	$ 240	$ 420
Short-term lease deposits	42	37
Government departments and agencies	299	584
Other current assets, total	$ 581	$ 1,041

Supplementary Financial Statement Information (Accounts Payable and Accruals - Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Government departments and agencies	$ 160	$ 185
Employees and wage-related liabilities	602	2,482
Accrued expenses and other current liabilities	188	605
Accounts payable and accruals, total	$ 950	$ 3,272

Supplementary Financial Statement Information (Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 593	$ 2,929
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	342	1,917
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	126	629
Europe and other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 125	$ 383

Supplementary Financial Statement Information (Sales Classified by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 10,624	$ 21,471	$ 41,972
Europe (other than Denmark) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,488	11,918	27,105
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,182	3,765	9,054
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,382	2,666	3,686
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,572	$ 3,122	$ 2,127

Supplementary Financial Statement Information (Principal Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Percent of revenue threshold to be considered a principal customer	10.00%
Percent of trade reveivables threshold to be considered notable	10.00%
Anonymous Customer One [Member]
Revenue, Major Customer [Line Items]
Percent of total revenues represented by customer	14.30%	21.80%
Anonymous Customer Two [Member]
Revenue, Major Customer [Line Items]
Percent of total revenues represented by customer	11.70%
Three Anonymous Customers [Member] | Minimum [Member]
Revenue, Major Customer [Line Items]
Percent of total trade receivables represented by customer	10.00%

Supplementary Financial Statement Information (Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Statement Information [Abstract]
Interest income	$ 8	$ 26	$ 17
Foreign currency translation adjustments (see Note 1A3)	(186)	186	(665)
Interest expense	(308)	(1,062)	(1,246)
Derivative financial instruments and realized gain on marketable securities	(3)	(316)	(482)
Change in fair value of warrants and discount amortization	(4,869)	45	1,574
Financial expenses, net	$ (5,358)	$ (1,121)	$ (802)

Supplementary Financial Statement Information (Earnings per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Amount for basic and diluted loss per share	$ (11,428)	$ (32,376)	$ (38,204)
Denominator:
Denominator for basic net loss per share - weighted average of shares	7,896,557	6,158,227	5,889,013
Effect of dilutive securities
Denominator for diluted net earnings per share - weighted average shares and assuming dilution	7,896,557	6,158,227	5,889,013
Basic and diluted loss per share attributed to Bluephoenix Shareholders	$ (1.45)	$ (5.26)	$ (6.49)

Discontinued Operation (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Liacom Systems Ltd [Member]	Feb. 28, 2013 BridgeQuest [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest disposed of during period				51.00%
Total consideration for sale of subsidiary				$ 1,750,000	$ 6,500
Loss on sale	$ 1,195,000	$ (4,063,000)	$ (3,989,000)	$ (703,000)

Discontinued Operation (Composition of Discontinued Operation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 9,243	$ 18,054	$ 15,148
Cost of revenues	7,510	15,377	13,465
Gross profit	1,733	2,677	1,683
Research and development costs	1,118	1,160	1,517
Selling, general, and administrative expenses	1,331	2,256	1,807
Loss on realization of shareholdings	740
Operating profit	(1,456)	(739)	(1,641)
Financial expenses (income), net	1	185	(53)
Loss before provision for income taxes	(1,457)	(924)	(1,588)
Provision for income taxes	12	191	143
Net loss	$ (1,469)	$ (1,115)	$ (1,731)

Discontinued Operation (Major Classes of Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Liacom and BridgeQuest [Member]	Dec. 31, 2012 BridgeQuest [Member]
Assets:
Cash and cash equivalents	$ 576	$ 9
Account receivable	5,001	535
Long term assets	499	247
Total Assets	6,076	791
Liabilities:
Account payables	1,907	467
Long term liabilities	(141)
Total Liabilities	1,766	467
Net Assets	$ 4,310	$ 324